Vessels, Net, Acquisitions and Sales (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 27, 2022	Jun. 30, 2022
Honorship [Member]
Vessels, Net [Abstract]
Additions	$ 34,600
Capitalized Expenditures [Member]
Vessels, Net [Abstract]
Additions		$ 5,501